Stockholders Equity (Details Narrative) - USD ($)				1 Months Ended			2 Months Ended				3 Months Ended				4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 02, 2020	Jan. 03, 2020	Jan. 02, 2020	May 01, 2020	Sep. 17, 2019	Jan. 30, 2019	Jun. 01, 2020	Mar. 01, 2020	Feb. 27, 2020	Mar. 01, 2019	Jul. 01, 2020	Mar. 31, 2020	Apr. 02, 2019	Mar. 31, 2019	May 01, 2019	Apr. 22, 2019	Jun. 01, 2019	Jul. 02, 2019	Aug. 01, 2019	Sep. 02, 2019	Oct. 02, 2019	Nov. 02, 2019	Dec. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock issued to settle deferred purchase consideration												$ 842,432		$ 196,783												$ 5,587,675
Common stock issued with debentures												$ 395,253		$ 919,824											$ 5,972,508	582,486
Common stock issued for debt
Common stock issued to settle liabilities																									$ 1,009,981
Debentures [Member]
Common stock issued with debentures, shares												123,591				14,083								1,866,528	14,083
Common stock issued with debentures												$ 395,868				$ 45,066								$ 5,972,507	$ 45,066
Promissory Notes [Member]
Common stock issued for debt, shares					284,721
Common stock issued for debt					$ 457,461
Liabilities [Member]
Common stock issued with debentures, shares																457,461
Common stock issued with debentures																$ 553,525
Common stock issued to settle liabilities					$ 553,525
Virtual Generation [Member]
Share issued for acquisition, shares	61,040			24,390			29,300			32,848	35,130		29,975		33,105		37,256	35,751	35,048	33,353	26,285	28,565	26,610
Common stock issued to settle deferred purchase consideration	$ 90,745			$ 91,265			$ 92,321			$ 101,249	$ 93,239		$ 86,328		$ 93,018		$ 92,961	$ 93,875	$ 91,810	$ 91,255	$ 90,526	$ 92,608	$ 91,922
Promissory Notes [Member]
Common stock issued with debentures, shares																									284,721
Common stock issued with debentures																									$ 728,884
Virtual Generation [Member]
Share issued for acquisition, shares		132,735	22,030					25,690	23,890
Common stock issued to settle deferred purchase consideration		$ 561,350	$ 93,077			$ 89,000		$ 96,372	$ 91,541